CONTINGENT ASSETS AND LIABILITIES (Details) - USD ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Contingent assets [Abstract]
Contingent assets identified	$ 0	$ 0
Contingent liabilities [Abstract]
Contingent liabilities identified	$ 0	$ 0